Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) (10-K) - USD ($)		Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017
Convertible Notes Payable [Line Items]
Total Convertible notes payable			$ 3,000,000
Current portion of convertible notes payable			3,000,000		$ 3,000,000
Convertible notes payable, less current portion					212,256
6% Convertible Notes Payable Due June 2018 [Member]
Convertible Notes Payable [Line Items]
Total Convertible notes payable		[1]	3,000,000	[2]	3,000,000	[2]
8% Convertible Notes Payable Due March 2019 [Member]
Convertible Notes Payable [Line Items]
Total Convertible notes payable	[3]				200,000
Premium on Above Convertible Note [Member]
Convertible Notes Payable [Line Items]
Total Convertible notes payable					12,256
Convertible Notes Payable [Member]
Convertible Notes Payable [Line Items]
Total Convertible notes payable			3,000,000		3,212,256
Current portion of convertible notes payable			3,000,000		3,000,000
Convertible notes payable, less current portion					$ 212,256

[1]	On August 2, 2013, the Company entered into an agreement with seven individual accredited investors, whereby the Company issued separate 6% Secured Subordinate Convertible Notes for a total of $3,000,000 in a private offering and is collateralized by the assets of the Hooters Nottingham restaurant and a subordinate position to all other assets of the Company. In connection with the Company's agreement to conduct a capital raise in 2016, the lenders agreed to waive existing defaults and extended the original note maturity by eighteen months from December 31, 2016 to June 30, 2018. Effective June 28, 2019, the noteholders converted the outstanding notes into subscription rights as part of the Company's rights offering which expired on June 28, 2019 and closed on July 2, 2019. See additional discussion on the rights offering in Note 10.
[2]	On August 2, 2013, the Company entered into an agreement with seven individual accredited investors, whereby the Company issued separate 6% Secured Subordinate Convertible Notes for a total of $3,000,000 in a private offering and is collateralized by the assets of the Hooters Nottingham restaurant and a subordinate position to all other assets of the Company. In connection with the Company's agreement to conduct capital raise in 2016, the lenders agreed to waive certain existing defaults and extended the original note maturity by eighteen months from December 31, 2016 to June 30, 2018. As of December 31, 2018, these convertible notes payable remain outstanding.
[3]	On February 22, 2018, $200,000 of the Company's convertible debt was converted into 66,667 shares of Company common stock in accordance with the terms of the convertible debt agreements.